UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio

June 30, 2011
unaudited

Common stocks — 92.09%	Shares	Value (000)

FINANCIALS — 19.01%
Prudential PLC1	92,203,984	$1,065,558
Housing Development Finance Corp. Ltd.1	65,696,730	1,041,862
AXA SA1	38,270,890	868,903
Deutsche Bank AG1	14,690,256	868,024
Société Générale1	13,030,242	772,323
UBS AG1,2	41,453,347	755,907
Banco Bradesco SA, preferred nominative	26,107,524	530,297
Banco Bradesco SA, preferred nominative (ADR)	10,016,919	205,247
Industrial and Commercial Bank of China Ltd., Class H1	921,412,909	705,519
Agricultural Bank of China, Class H1	1,290,094,000	681,916
Barclays PLC1	160,919,707	662,379
HDFC Bank Ltd.1	10,775,000	606,732
AIA Group Ltd.1,2	162,201,800	564,524
Erste Bank der oesterreichischen Sparkassen AG1	10,407,311	545,129
ICICI Bank Ltd.1	22,008,467	539,448
Ping An Insurance (Group) Co. of China, Ltd., Class H1	51,340,000	535,398
China Life Insurance Co. Ltd., Class H1	152,600,000	525,919
Bank of China Ltd., Class H1	977,853,600	478,436
Banco Bilbao Vizcaya Argentaria, SA1	39,204,326	459,502
Banco Santander, SA1	39,687,498	457,932
Fairfax Financial Holdings Ltd.	711,291	285,327
Fairfax Financial Holdings Ltd. (CAD denominated)	400,000	160,091
Hana Financial Holdings1	11,921,600	419,620
Toronto-Dominion Bank	4,925,000	417,613
BNP Paribas SA1	5,325,152	410,705
Sun Hung Kai Properties Ltd.1	27,799,000	405,700
PT Bank Central Asia Tbk1	450,000,000	401,585
Itaú Unibanco Holding SA, preferred nominative (ADR)	11,638,203	274,080
Itaú Unibanco Holding SA, preferred nominative	5,338,790	124,691
Credit Suisse Group AG1	10,155,871	394,741
Bank of Nova Scotia	6,420,000	386,751
DnB NOR ASA1	23,751,767	331,080
Sberbank of Russia (ADR)	20,648,375	298,575
Resona Holdings, Inc.1	61,839,900	291,218
Kotak Mahindra Bank Ltd.1	26,417,137	283,470
ING Groep NV, depository receipts1,2	21,970,000	271,007
Sampo Oyj, Class A1	7,528,722	243,083
Woori Finance Holdings Co., Ltd.1	16,584,000	217,613
Ayala Land, Inc.1	601,283,600	216,584
Sino Land Co. Ltd.1	125,623,732	203,112
HSBC Holdings PLC (Hong Kong)1	17,848,493	177,507
Lloyds Banking Group PLC1,2	214,929,895	168,884
DLF Ltd.1	35,157,675	166,362
Skandinaviska Enskilda Banken AB, Class A1	19,500,000	159,397
Türkiye Garanti Bankasi AS1	34,631,653	157,102
Royal Bank of Canada	2,586,539	147,852
UniCredit SpA1	68,427,598	144,733
China Construction Bank Corp., Class H1	172,270,000	143,384
China Taiping Insurance Holdings Co. Ltd.1,2	58,820,000	133,153
Standard Chartered PLC1	4,741,426	124,594
Brookfield Asset Management Inc.	3,616,961	119,975
PT Bank Mandiri (Persero) Tbk, Series B1	138,912,075	117,098
Daito Trust Construction Co., Ltd.1	1,315,000	111,680
China Pacific Insurance (Group) Co., Ltd., Class H1	26,750,000	111,350
PartnerRe Holdings Ltd.	1,395,000	96,046
Allianz SE1	626,500	87,533
Hongkong Land Holdings Ltd.1	11,110,000	79,192
Shinhan Financial Group Co., Ltd.1	1,541,000	73,607
Longfor Properties Co. Ltd.1	38,500,000	59,633
Royal Bank of Scotland Group PLC1,2	90,730,000	56,242
State Bank of India1	985,000	53,014
QBE Insurance Group Ltd.1	2,785,000	51,704
Svenska Handelsbanken AB, Class A 1	1,500,000	46,269
Banco Santander (Brasil) SA, units (ADR)	2,476,500	29,000
Banco Santander (Brasil) SA, units	1,338,600	15,696
Raiffeisen Bank International AG1	830,000	42,719
Deutsche Börse AG1	493,000	37,415
Samsung Card Co., Ltd.1	465,000	25,183
Kerry Properties Ltd.1	4,420,730	21,394
		21,665,319

CONSUMER DISCRETIONARY — 11.55%
Daimler AG (EUR denominated)1	23,610,800	1,776,970
Daimler AG	250,000	18,840
Honda Motor Co., Ltd.1	28,759,250	1,108,485
Hyundai Mobis Co., Ltd.1	2,041,000	765,923
Hyundai Motor Co.1	2,934,390	655,280
Kia Motors Corp.1	7,387,160	503,313
adidas AG, non-registered shares1	5,658,000	448,792
Volkswagen AG, nonvoting preferred1	2,134,000	439,978
Bayerische Motoren Werke AG1	4,280,000	426,487
Li & Fung Ltd.1	196,540,000	395,286
Naspers Ltd., Class N1	6,925,000	391,918
H & M Hennes & Mauritz AB, Class B1	11,353,000	391,269
Toyota Motor Corp.1	9,083,300	382,432
Industria de Diseño Textil, SA1	4,125,000	376,682
British Sky Broadcasting Group PLC1	26,270,000	356,789
Hero Honda Motors Ltd.1	8,238,863	346,276
Cie. Générale des Établissements Michelin, Class B1	3,506,615	342,963
Nikon Corp.1	14,304,200	337,499
Peugeot SA1	6,886,900	308,326
Nissan Motor Co., Ltd.1	27,694,800	290,720
Ctrip.com International, Ltd. (ADR)2	6,687,000	288,076
Swatch Group Ltd, non-registered shares1	477,800	241,067
Swatch Group Ltd1	478,484	42,971
Yamada Denki Co., Ltd.1	3,442,150	280,802
Burberry Group PLC1	8,922,000	207,436
LVMH Moët Hennessey-Louis Vuitton SA1	980,000	176,378
PT Astra International Tbk1	22,743,500	168,751
Renault SA1	2,793,065	165,365
Carnival PLC1	3,900,000	151,159
WPP PLC1	10,392,000	130,102
Dongfeng Motor Group Co., Ltd., Class H1	66,050,000	125,902
Shangri-La Asia Ltd.1	47,096,000	115,989
JCDecaux SA1,2	3,528,700	113,040
Thomson Reuters Corp.	3,000,000	112,634
Fiat SpA1	9,800,000	107,591
Techtronic Industries Co. Ltd.1,3	86,710,000	103,919
Suzuki Motor Corp.1	3,946,333	88,932
Marks and Spencer Group PLC1	13,900,000	80,628
Porsche Automobil Holding SE, nonvoting preferred1	850,000	67,424
Sony Corp.1	2,400,000	63,527
Belle International Holdings Ltd.1	26,700,000	56,658
OPAP SA1	3,501,625	54,713
LG Electronics Inc.1	640,000	49,952
Carphone Warehouse Group PLC1,2	6,284,097	42,664
Kingfisher PLC1	9,259,650	39,712
Dixons Retail PLC1,2	43,448,571	11,731
Shinsegae Co., Ltd.1	25,763	8,203
Esprit Holdings Ltd.1	1,515,122	4,720
		13,164,274

CONSUMER STAPLES — 9.50%
Nestlé SA1	25,792,800	1,603,003
Anheuser-Busch InBev NV1	20,530,623	1,190,471
Anheuser-Busch InBev NV, VVPR STRIPS1,2	10,093,238	59
Danone SA1	14,868,971	1,109,439
British American Tobacco PLC1	23,814,999	1,043,891
Pernod Ricard SA1	5,874,662	579,079
L’Oréal SA1	3,977,600	516,628
Tesco PLC1	71,905,501	464,400
Wal-Mart de México, SAB de CV, Series V	129,671,436	384,191
Shoprite Holdings Ltd.1	25,335,000	381,688
Unilever NV, depository receipts1	11,221,000	367,601
Associated British Foods PLC1	20,755,000	360,771
Wilmar International Ltd.1	79,273,000	350,489
Koninklijke Ahold NV1	24,513,000	329,394
SABMiller PLC1	7,886,000	287,510
Hengan International Group Co. Ltd.1	25,059,000	225,949
Asahi Breweries, Ltd.1	10,716,700	215,938
Coca-Cola Hellenic Bottling Co. SA1	5,700,000	152,749
Coca-Cola Amatil Ltd.1	12,428,216	152,498
OJSC Magnit (GDR)1	4,500,000	141,261
China Yurun Food Group Ltd.1	47,352,000	134,198
Olam International Ltd.1	48,950,000	108,854
Olam International Ltd.1,4	2,225,000	4,948
Tingyi (Cayman Islands) Holding Corp.1	36,650,000	113,480
Diageo PLC1	5,500,000	112,377
Wesfarmers Ltd.1	3,052,650	104,615
Woolworths Ltd.1	3,350,626	99,914
METRO AG1	1,461,890	88,497
Unilever PLC1	2,526,750	81,540
Foster’s Group Ltd.1	11,028,000	61,050
Japan Tobacco Inc.1	13,800	53,257
		10,819,739

INDUSTRIALS — 9.42%
Schneider Electric SA1	6,285,078	1,050,061
Siemens AG1	5,759,000	790,739
Komatsu Ltd.1	22,789,600	709,058
Atlas Copco AB, Class A1	13,569,000	357,208
Atlas Copco AB, Class B1	11,090,000	261,087
Ryanair Holdings PLC (ADR)	17,233,200	505,622
A.P. Moller-Maersk A/S, Class B1	54,500	470,242
FANUC LTD1	2,351,000	392,033
Adani Enterprises Ltd.1	22,740,023	364,330
Capita Group PLC1,3	31,129,005	357,482
AB Volvo, Class B1	18,000,000	314,478
Geberit AG1	1,220,500	289,186
Vallourec SA1	2,338,000	284,703
Legrand SA1	6,482,000	272,992
Wolseley PLC1	8,353,978	272,463
BAE Systems PLC1	47,590,000	243,283
ASSA ABLOY AB, Class B1	8,878,000	238,614
Marubeni Corp.1	34,645,000	230,257
Noble Group Ltd.1	135,018,000	217,374
Fiat Industrial SpA1,2	14,651,510	189,411
European Aeronautic Defence and Space Co. EADS NV1	5,600,000	187,440
Tata Motors Ltd.1	8,244,753	184,659
Experian PLC1	14,160,000	180,340
KONE Oyj, Class B1	2,751,000	172,732
Alstom SA1	2,738,000	168,625
Kubota Corp.1	18,085,000	161,027
International Consolidated Airlines Group, SA (CDI) (GBP denominated)1,2	38,007,165	154,974
ABB Ltd1	5,600,000	145,215
Hutchison Port Holdings Trust1,2,4	163,573,000	138,450
Jardine Matheson Holdings Ltd.1	2,360,600	135,359
Nidec Corp.1	1,415,000	132,084
Canadian National Railway Co.	1,630,000	130,373
Air France1,2	8,160,720	125,277
Aggreko PLC1	3,909,000	121,028
Nabtesco Corp.1	4,500,000	109,105
SMC Corp.1	562,000	101,254
Bureau Veritas SA1	1,069,968	90,370
Vestas Wind Systems A/S1,2	3,713,167	86,323
SGS SA1	38,834	73,723
Beijing Enterprises Holdings Ltd.1	13,649,000	71,402
Mitsubishi Corp.1	2,600,000	65,143
China Merchants Holdings (International) Co., Ltd.1	14,120,814	54,823
Kühne + Nagel International AG1	330,000	50,086
Qantas Airways Ltd.1,2	24,000,000	47,573
Daikin Industries, Ltd.1	795,000	28,175
Cobham PLC1	3,475,000	11,793
		10,737,976

HEALTH CARE — 9.11%
Novo Nordisk A/S, Class B1	22,139,400	2,775,689
Novartis AG1	32,839,725	2,011,678
Bayer AG1	19,385,082	1,558,484
Roche Holding AG1	5,872,007	982,381
Teva Pharmaceutical Industries Ltd. (ADR)	15,287,300	737,154
CSL Ltd.1	17,259,329	611,757
UCB SA1,3	11,918,602	535,554
Smith & Nephew PLC1	34,190,000	364,762
Sinopharm Group Co. Ltd., Class H1	49,738,400	167,816
Shionogi & Co., Ltd.1	9,750,000	159,725
Essilor International1	1,511,523	122,599
Grifols, SA1	6,050,000	121,398
Merck KGaA1	1,098,724	119,397
Terumo Corp.1	2,175,000	117,533
		10,385,927

INFORMATION TECHNOLOGY — 8.50%
Samsung Electronics Co. Ltd.1	1,980,259	1,539,135
Samsung Electronics Co. Ltd., nonvoting preferred1	48,800	25,661
HTC Corp.1	39,883,610	1,362,442
Taiwan Semiconductor Manufacturing Co. Ltd.1	364,978,136	923,787
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	73,425
Canon, Inc.1	20,588,700	981,810
Murata Manufacturing Co., Ltd.1	11,200,200	748,187
Tencent Holdings Ltd.1	18,924,900	519,030
SAP AG1	5,867,000	354,849
SAP AG (ADR)	1,380,000	83,697
ASML Holding NV1	11,210,887	413,038
Baidu, Inc., Class A (ADR)2	2,413,500	338,204
HOYA Corp.1	10,860,000	240,712
Arm Holdings PLC1	24,885,000	235,352
Nintendo Co., Ltd.1	1,174,900	221,258
MediaTek Inc.1	15,402,625	167,918
Infineon Technologies AG1	12,900,000	144,753
NetEase.com, Inc. (ADR)2	3,174,900	143,156
Tokyo Electron Ltd.1	2,350,000	128,201
Hirose Electric Co., Ltd.1	1,242,300	127,341
Nokia Corp.1	19,162,954	123,766
Delta Electronics, Inc.1	33,497,563	123,570
Hon Hai Precision Industry Co., Ltd.1	29,999,200	103,479
Advanced Semiconductor Engineering, Inc.1	92,546,158	102,736
Nippon Electric Glass Co., Ltd.1	6,750,000	86,470
Ibiden Co., Ltd.1	2,695,200	84,296
STMicroelectronics NV1	6,659,948	66,375
Acer Inc.1	29,511,835	51,719
Autonomy Corp. PLC1,2	1,824,084	49,976
Keyence Corp.1	145,000	41,124
Rohm Co., Ltd.1	712,700	40,835
Redecard SA, ordinary nominative	2,628,300	39,610
		9,685,912

TELECOMMUNICATION SERVICES — 7.94%
América Móvil, SAB de CV, Series L (ADR)	47,475,201	2,557,964
América Móvil, SAB de CV, Series L	140,040,000	188,977
SOFTBANK CORP.1	49,426,900	1,872,032
MTN Group Ltd.1	36,324,200	773,966
Koninklijke KPN NV1	30,882,000	448,903
Telefónica, SA1	17,166,000	419,777
OJSC Mobile TeleSystems (ADR)	19,167,000	364,556
China Telecom Corp. Ltd., Class H1	524,642,000	342,178
TeliaSonera AB1	45,835,700	336,250
Vodafone Group PLC1	126,444,919	336,044
Portugal Telecom, SGPS, SA1	26,045,000	257,917
Axiata Group Bhd.1	120,596,000	200,218
Bharti Airtel Ltd.1	19,740,000	174,494
Teléfonos de México, SAB de CV, Class L (ADR)	9,701,700	160,078
Singapore Telecommunications Ltd.1	49,795,824	128,241
Millicom International Cellular SA (SDR)1	940,000	98,075
Telekomunikacja Polska SA1	15,001,227	91,122
Iliad SA1	657,500	88,228
Turkcell Iletisim Hizmetleri AS1,2	12,655,000	68,276
Telekom Austria AG, non-registered shares1	4,354,908	55,549
Philippine Long Distance Telephone Co.1	931,110	50,410
TalkTalk Telecom Group PLC1	12,230,000	28,070
Tele Norte Leste Participações SA, ordinary nominative	436,200	7,588
		9,048,913

MATERIALS — 7.17%
ArcelorMittal1	19,553,136	680,395
Syngenta AG1	1,974,315	666,490
Holcim Ltd1	7,739,544	584,099
Linde AG1	2,925,500	512,918
Potash Corp. of Saskatchewan Inc.	8,915,000	508,066
POSCO1	957,890	416,067
Nitto Denko Corp.1	7,100,700	360,686
BASF SE1	3,610,000	353,276
Impala Platinum Holdings Ltd.1	12,805,488	345,683
First Quantum Minerals Ltd.	1,698,100	247,589
K+S AG1	3,123,000	240,016
Anhui Conch Cement Co. Ltd., Class H1	50,775,000	239,223
PT Semen Gresik (Persero) Tbk1	207,397,000	232,633
Orica Ltd.1	7,554,721	219,095
CRH PLC1	9,152,320	202,672
Shin-Etsu Chemical Co., Ltd.1	3,610,000	193,638
Amcor Ltd.1	24,015,000	185,839
BHP Billiton PLC1	4,735,000	185,590
L’Air Liquide SA, non-registered shares1	1,265,066	181,337
JFE Holdings, Inc.1	6,330,000	174,180
Akzo Nobel NV1	2,515,000	158,653
UltraTech Cement Ltd.1,2	6,714,283	140,152
Xstrata PLC1	6,308,000	139,115
Vale SA, ordinary nominative (ADR)	4,000,000	127,800
Formosa Chemicals & Fibre Corp.1	29,420,000	109,942
Svenska Cellulosa AB SCA, Class B1	7,306,260	102,878
Jindal Steel & Power Ltd.1	6,900,000	101,100
Koninklijke DSM NV1	1,515,979	98,391
Rio Tinto PLC1	1,200,000	86,651
Titan Cement Co. SA1	3,521,000	85,217
Vedanta Resources PLC1	2,065,497	69,480
Israel Chemicals Ltd.1	3,325,000	53,074
Givaudan SA1	45,332	47,961
Barrick Gold Corp.	1,050,000	47,555
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)2	5,104,639	43,900
Grasim Industries Ltd.1	700,368	32,874
		8,174,235

ENERGY — 6.28%
BP PLC1	123,652,164	911,068
Royal Dutch Shell PLC, Class B1	13,605,000	485,648
Royal Dutch Shell PLC, Class A1	3,195,000	113,421
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	92,773
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	71,130
Canadian Natural Resources, Ltd.	15,372,600	644,423
OAO Gazprom (ADR)1	31,188,000	456,797
INPEX CORP.1	57,550	424,876
TOTAL SA1	6,518,000	376,976
Saipem SpA, Class S1	6,731,566	347,541
China National Offshore Oil Corp.1	109,789,100	257,926
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	7,614,000	257,810
Cenovus Energy Inc.	6,517,498	245,982
Crescent Point Energy Corp.	5,105,000	235,917
Nexen Inc. (CAD denominated)	6,242,437	140,713
Nexen Inc.	4,023,000	90,517
Cairn India Ltd.1,2	31,450,000	219,477
Coal India Ltd.1	23,904,500	210,488
SeaDrill Ltd.1	5,500,446	193,621
Suncor Energy Inc. (CAD denominated)	2,944,000	115,385
Suncor Energy Inc.	1,695,000	66,274
TransCanada Corp.	3,785,302	166,217
Eni SpA1	6,927,000	164,215
Essar Energy PLC1,2	20,895,900	137,208
Oil Search Ltd.1	19,000,000	135,840
Reliance Industries Ltd.1	6,455,000	130,137
Subsea 7 SA1,2	3,910,000	100,019
Woodside Petroleum Ltd.1	2,107,964	92,986
BG Group PLC1	3,950,000	89,647
China Shenhua Energy Co. Ltd., Class H1	12,710,000	61,028
OJSC OC Rosneft (GDR)1	6,395,000	53,851
Tenaris SA (ADR)	1,040,000	47,559
Sasol Ltd.1	372,000	19,607
		7,157,077

UTILITIES — 1.80%
Power Grid Corp. of India Ltd.1	135,007,247	331,206
GDF SUEZ1	9,037,006	330,726
Power Assets Holdings Ltd.1	43,010,000	325,796
National Grid PLC1	28,990,000	285,282
Hong Kong and China Gas Co. Ltd.1	107,928,672	245,587
SUEZ Environnement Co.1	8,090,951	161,259
Electricité de France SA1	2,908,676	114,187
E.ON AG1	3,000,000	85,164
Red Eléctrica de Corporación, SA1	1,020,000	61,636
CEZ, a s1	1,112,000	57,216
Scottish and Southern Energy PLC1	2,125,000	47,530
		2,045,589

MISCELLANEOUS — 1.81%
Other common stocks in initial period of acquisition		2,064,263

Total common stocks (cost: $73,706,947,000)		104,949,224

	Principal amount
Short-term securities — 7.28%	(000)

Freddie Mac 0.08%–1.25% due 7/18/2011–5/18/2012	$1,836,922	1,836,673
Fannie Mae 0.11%–0.23% due 7/13/2011–5/30/2012	1,783,162	1,782,054
U.S. Treasury Bills 0.005%–0.225% due 7/28/2011–5/3/2012	644,850	644,550
Straight-A Funding LLC 0.16%–0.20% due 7/8–9/13/20114	427,121	427,032
Bank of Nova Scotia 0.17%–0.19% due 7/8–10/3/2011	285,400	285,364
Federal Home Loan Bank 0.12%–0.321% due 9/19/2011–2/10/2012	233,800	233,695
International Bank for Reconstruction and Development 0.14% due 7/15–8/23/2011	223,800	223,804
Svenska Handelsbanken Inc. 0.20%–0.21% due 7/8–8/9/20114	210,900	210,874
Rabobank USA Financial Corp. 0.22%–0.31% due 7/5–10/6/2011	193,600	193,573
Caisse d’Amortissement de la Dette Sociale 0.15%–0.25% due 7/26–10/12/20114	182,900	182,863
Nordea North America, Inc. 0.20%–0.225% due 7/14–8/19/2011	175,000	174,974
Westpac Banking Corp. 0.19%–0.24% due 7/29–8/2/20114	168,700	168,685
Old Line Funding, LLC 0.16%–0.18% due 7/25–8/29/20114	90,682	90,670
Thunder Bay Funding, LLC 0.17%–0.22% due 7/8–8/19/20114	63,200	63,190
Coca-Cola Co. 0.16%–0.19% due 8/24–10/3/20114	150,000	149,957
Federal Farm Credit Banks 0.10%–0.331% due 12/2/2011–5/1/2012	150,000	149,805
Kells Funding, LLC 0.28%–0.31% due 7/26–11/28/20114	146,700	146,579
Société Générale North America, Inc. 0.18%–0.19% due 7/1–7/11/2011	146,400	146,393
Toronto-Dominion Holdings USA Inc. 0.17% due 8/26/20114	129,700	129,681
Deutsche Bank Financial LLC 0.23%–0.25% due 9/21–9/28/2011	127,700	127,624
KfW 0.13%–0.16% due 8/9–8/25/20114	100,400	100,389
Commonwealth Bank of Australia 0.19%–0.22% due 7/7–7/11/20114	98,700	98,695
BNP Paribas Finance Inc. 0.20%–0.30% due 7/1–8/17/2011	92,900	92,893
Novartis Securities Investment Ltd. 0.18%–0.21% due 7/14–11/14/20114	60,800	60,773
Novartis Finance Corp. 0.22% due 9/14/20114	30,000	29,987
Credit Agricole North America, Inc. 0.18% due 7/20/2011	81,300	81,292
Standard Chartered Bank 0.24% due 7/12/20114	75,000	74,994
National Australia Bank Ltd. 0.165% due 10/4/20114	72,100	72,078
Private Export Funding Corp. 0.33% due 7/6/20114	50,000	49,999
American Honda Finance Corp. 0.25% due 7/18/2011	50,000	49,995
Nestlé Capital Corp. 0.20% due 7/22/20114	46,100	46,096
Variable Funding Capital Company LLC 0.16% due 7/11/20114	45,100	45,097
Québec (Province of) 0.12% due 8/23/20114	38,400	38,390
Province of Ontario 0.14% due 7/29/2011	30,460	30,455
Falcon Asset Securitization Co., LLC 0.13% due 7/27/20114	27,937	27,934
Toyota Motor Credit Corp. 0.16% due 7/21/2011	27,000	26,997

Total short-term securities (cost: $8,292,970,000)		8,294,104

Total investment securities (cost: $81,999,917,000)		113,243,328
Other assets less liabilities		722,472

Net assets		$113,965,800

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $92,490,730,000, which represented 81.16% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Security did not produce income during the last 12 months.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,357,361,000, which represented 2.07% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares.  Further details on these holdings and related transactions during the three months ended June 30, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2011 (000)

UCB SA	11,918,602	—	—	11,918,602	$14,705	$535,554
Capita Group PLC	31,129,005	—	—	31,129,005	6,779	357,482
Techtronic Industries Co. Ltd.	86,710,000	—	—	86,710,000	697	103,919
					$22,181	$996,955

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of June 30, 2011, the fund had open forward currency contracts to sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
					Unrealized
			Contract amount		depreciation
	Settlement date	Counterparty	Receive	Deliver	at 6/30/2011
Sales:
Euros	7/12/2011	HSBC Bank	$244,613	€170,000	$(1,838)
Euros	7/12/2011	UBS AG	$252,553	€175,000	(1,147)
Euros	7/12/2011	JPMorgan Chase	$252,360	€175,000	(1,340)
Euros	7/12/2011	Citibank	$252,208	€175,000	(1,492)
Euros	7/26/2011	Citibank	$80,455	€55,900	(548)
Euros	7/29/2011	Bank of New York Mellon	$96,565	€67,746	(1,595)

					$(7,960)

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described on the previous page for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$3,091,241	$18,574,078	*	$—	$21,665,319
Consumer discretionary	419,550	12,744,724	*	—	13,164,274
Consumer staples	384,191	10,435,548	*	—	10,819,739
Industrials	635,995	10,101,981	*	—	10,737,976
Health care	737,154	9,648,773	*	—	10,385,927
Information technology	678,092	9,007,820	*	—	9,685,912
Telecommunication services	3,279,163	5,671,675	*	—	8,950,838
Materials	974,910	7,199,325	*	—	8,174,235
Energy	2,174,700	4,982,377	*	—	7,157,077
Utilities	—	2,045,589	*	—	2,045,589
Miscellaneous	83,498	2,078,840	*	—	2,162,338
Short-term securities	—	8,294,104		—	8,294,104
Total	$12,458,494	$100,784,834		$—	$113,243,328

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $92,490,730,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts†:	Level 1	Level 2	Level 3	Total
Unrealized depreciation on open forward currency contracts	$—	$(7,960)	$—	$(7,960)

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$31,879,023
Gross unrealized depreciation on investment securities	(1,680,957)
Net unrealized appreciation on investment securities	30,198,066
Cost of investment securities for federal income tax purposes	83,045,262

Key to abbreviations

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-916-0811O-S29477

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 26, 2011

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 26, 2011